Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2016
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Nov. 30, 2016
Document Effective Date	Nov. 30, 2016
Prospectus Date	Nov. 30, 2016
Green Square Equity Income Fund | Institutional Class
Prospectus:
Trading Symbol	GSENX